LONG TERM INCENTIVE PLANS ("LTIP") - Range of Exercise Prices of Options Outstanding and Exercisable (Details) shares in Thousands	Dec. 31, 2018 CAD ($) shares year	Dec. 31, 2017 CAD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Weighted average remaining contractual life of outstanding share options | year	6.49
Number exercisable (in shares) | shares	0
Weighted average exercise price of share options exercisable (in CAD per share)	$ 0.87	$ 0.00
Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in CAD per share)	0.87
Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise price (in CAD per share)	$ 1.05
Stock options
Disclosure of range of exercise prices of outstanding share options [line items]
Number outstanding (in shares) | shares	9,327	0